INCOME TAXES (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%
Cash dividends paid	¥ 295	¥ 678	¥ 660	¥ 295
Hong Kong subsidiaries [Member]
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
Cash dividends paid		¥ 1,467
Singapore
Income tax
Effective tax rate (as a percent)		17.00%
PRC
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
GERMANY
Income tax
Effective tax rate (as a percent)		15.00%
Effective income tax rate including solidarity surcharge		15.825%
GERMANY | Minimum
Income tax
Municipal Trade Tax		7.00%
GERMANY | Maximum
Income tax
Municipal Trade Tax		17.00%
JP
Income tax
Effective tax rate (as a percent)		23.20%
JP | Minimum
Income tax
Effective Tax Rate Including Local Taxes		30.00%
JP | Maximum
Income tax
Effective Tax Rate Including Local Taxes		34.00%
Taiwan
Income tax
Effective tax rate (as a percent)		20.00%
Jizhu Shanghai | PRC
Income tax
Effective tax rate (as a percent)		15.00%	12.50%	12.50%	12.50%
Income tax exemption period		2 years
Period of income tax rate reduction		3 years
Percentage of tax reduction		50.00%